Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Unsecured loan due on demand	$ 485,261	$ 113,734
Management fees for services rendered	(34,211)	(97,420)
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Unsecured loan due on demand	485,261	113,734
Management fees for services rendered	$ 34,211	$ 97,420